Valuation and Qualifying Accounts Schedule II (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Accounts Receivable - Allowance for Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 72	$ 68	$ 78
Provision charged to costs and expenses	41	50	68
Reserve adjustments	(15)	(22)	(50)
Accounts charged off	(16)	(19)	(27)
Acquisition of businesses	1	1	1
Divestiture of businesses	0	0	(1)
Currency translation	(1)	(1)	0
Transfers to held for sale	0	(5)	(1)
Balance at end of period	82	72	68
Deferred Tax Assets - Valuation Allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	1,285	1,172	766
Allowance provision for new operating and other loss carryforwards	23	121	165
Allowance provision (benefit) adjustments	(52)	(8)	250
Transfers to held for sale	0	0	(9)
Balance at end of period	$ 1,256	$ 1,285	$ 1,172